SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Cash equivalents	$ 0		$ 0
Allowance for accounts receivable	$ 0		0
Tickeri Inc [Member]
Cash equivalents		$ 0	0
Allowance for accounts receivable		$ 0	$ 0